Fees Summary	Sep. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,199,000
Previously Paid Amount	0.00
Total Fee Amount	619.77
Total Offset Amount	0.00
Net Fee	619.77
Narrative - Max Aggregate Offering Price	$ 4,199,000
Final Prospectus	true